ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Jul. 31, 2026
Accounting Policies [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

(a) Organization

Black Titan Corporation (formerly known as BSKE Limited) (the “Company”, with its subsidiaries collectively as the “Group”) was incorporated under the laws of the Cayman Islands on July 11, 2024. The Company was formed for the purpose of effecting a merger among Titan Pharmaceuticals Inc. (“TTNP”), and TalenTec Sdn Bhd (“TalenTec”, formerly known as KE Sdn. Bhd. “KE Sdn Bhd”) through a series of transactions pursuant to the definitive agreement entered into on August 19, 2024. As a result of the transactions, TTNP and TalenTec are surviving entities and have become wholly owned subsidiaries of the Company, with the Company serving as a public-listed company whose shares shall be traded on Nasdaq.

TTNP is incorporated in Delaware and prior to the Merger, TTNP had divested its operating assets and was pursuing strategic alternatives. TTNP is inactive after the Merger.

TalenTec is a private limited company incorporated and domiciled in Malaysia, which is principally engaged in software implementation and training.

Keda Pte. Ltd. (“KEDAS”), which is 100% owned by TalenTec, was incorporated in Singapore. KEDAS is principally engaged in software services.

PT Talentec Konsultindo Nusantara. (“PT”), which is 100% owned by TalenTec, was incorporated in Indonesia on April 14, 2026. PT plans to engage in software services.

TalenTec and KEDAS provide Human Capital Management (HCM) technology consulting services to help client organizations streamline business operations, increase employee productivity and improve employee engagement.

(b) Reverse recapitalization

On October 1, 2025 (the “Closing Date”), the Company consummated the acquisition of all the issued and outstanding shares of TTNP and TalenTec in accordance with the terms of the Merger Agreement in two steps (the “Merger”):

TTNP Merger Sub, Inc. (“Merger Sub”), a Delaware corporation and wholly owned subsidiary of TTNP, merged with and into TTNP. Merger Sub ceased to exist and TTNP became the surviving corporation and a direct wholly owned subsidiary of the Company. Each issued and outstanding share of common stock of TTNP was exchanged for one ordinary share of the Company. Trading of TTNP’s common stock on the Nasdaq Capital Market ceased at the close of business on October 1, 2025, and the Company’s ordinary shares commenced trading on Nasdaq on October 2, 2025 under the ticker symbol “BTTC”.

In accordance with the terms of the Share Exchange Agreement, immediately following the effectiveness of the merger, each TalenTec shareholder contributed and exchanged all of its shares in TalenTec for the Company’s ordinary shares (“Black Titan Ordinary Shares”). As a result of the share exchange, TalenTec became a direct wholly owned subsidiary of the Company. Pursuant to the terms of the Share Exchange Agreement, each TalenTec shareholder contributed all of such shares in TalenTec to the Company, and, in exchange, the Company issued to the TalenTec’s shareholders, for each share contributed, 8.524 newly-issued Black Titan Ordinary Shares. Upon the execution of the Merger, a total of 7,210,800 Black Titan Ordinary Shares were issued in the aggregate.

TalenTec was determined to be the accounting acquirer given it effectively controlled the combined entity after the transaction. The transaction is not a business combination because the Company upon its merger with TTNP (as the accounting acquiree) was not a business. The transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by TalenTec for the net liabilities of the Company upon its merger with TTNP, accompanied by a recapitalization. As TalenTec is determined as the accounting acquirer, the historical financial statements of TalenTec became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization.

The consolidated statements of changes in shareholders’ equity for the year ended July 31, 2025 were also adjusted retrospectively to reflect these changes.

At the completion of the reverse recapitalization, the combined net liabilities of BTTC and TTNP acquired by TalenTec were in the amount of US$28,895 as shown below.

As of September 30,
2025
Cash	$1,955,450
Prepaid expenses and other current assets	674,533
Property and equipment, net	5,252
Total assets	2,635,235

Accounts payable	$261,083
Accrued expenses and other current liabilities	2,403,047
Total liabilities	2,664,130

Net liabilities	$(28,895)

BLACK TITAN CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024, 2025 AND 2026

(In U.S. dollars, except for share data, or otherwise noted)